Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Convertible Debt One [Member]	Convertible Debt Two [Member]	Conversion of Promissory notes [Member]	European Promissory notes tranche One [Member]	European Promissory notes tranche Two [Member]	European Promissory Notes Tranche Three [Member]	Special Voting Preferred Stock [Member]	Special Voting Preferred Stock [Member] Convertible Debt One [Member]	Special Voting Preferred Stock [Member] Convertible Debt Two [Member]	Special Voting [Member] Convertible Debt One [Member]	Special Voting [Member] Convertible Debt Two [Member]	Special Voting [Member] European Promissory notes tranche One [Member]	Special Voting [Member] European Promissory notes tranche Two [Member]	Special Voting [Member] European Promissory Notes Tranche Three [Member]	Common Shares [Member]	Common Shares [Member] Convertible Debt One [Member]	Common Shares [Member] Convertible Debt Two [Member]	Common Shares [Member] Conversion of Promissory notes [Member]	Common Shares [Member] European Promissory notes tranche One [Member]	Common Shares [Member] European Promissory notes tranche Two [Member]	Common Shares [Member] European Promissory Notes Tranche Three [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Convertible Debt One [Member]	Additional Paid in Capital [Member] Convertible Debt Two [Member]	Additional Paid in Capital [Member] Conversion of Promissory notes [Member]	Additional Paid in Capital [Member] European Promissory notes tranche One [Member]	Additional Paid in Capital [Member] European Promissory notes tranche Two [Member]	Additional Paid in Capital [Member] European Promissory Notes Tranche Three [Member]	Deficit [Member]	Deficit [Member] Convertible Debt One [Member]	Deficit [Member] Convertible Debt Two [Member]	Deficit [Member] European Promissory notes tranche One [Member]	Deficit [Member] European Promissory notes tranche Two [Member]	Deficit [Member] European Promissory Notes Tranche Three [Member]	Comprehensive Income [Member]	Comprehensive Income [Member] Convertible Debt One [Member]	Comprehensive Income [Member] Convertible Debt Two [Member]	Comprehensive Income [Member] European Promissory notes tranche One [Member]	Comprehensive Income [Member] European Promissory notes tranche Two [Member]	Comprehensive Income [Member] European Promissory Notes Tranche Three [Member]	European Promissory Notes Tranche Three [Member] Convertible Debt One [Member]	European Promissory Notes Tranche Three [Member] Convertible Debt Two [Member]
Opening Balance at Mar. 31, 2017	$ 24,150,650															$ 645							$ 45,184,320							$ (21,076,464)						$ 42,149
Opening Balance (in shares) at Mar. 31, 2017																645,297
Warrant exercised	1,125,038															$ 33							1,125,005							0						0
Warrant exercised (in shares)																33,335
Conversion of Promissory notes	9,180,785			$ 533,556	$ 3,060,304	$ 4,244,220	$ 1,342,705						$ 0	$ 0	$ 0	$ 63			$ 63,000	$ 327	$ 453	$ 143	533,493			$ 533,493	$ 3,059,977	$ 4,243,767	$ 1,342,562	0			$ 0	$ 0	$ 0	0			$ 0	$ 0	$ 0
Conversion of Promissory notes (in shares)																			62,629	326,563	452,898	143,280
Beneficial Conversion Feature on convertible debt	1,389,129															0							1,389,129							0						0
Stock option and warrant reclassification (Notes 11 & 12)	(2,845,557)															0							(2,845,557)							0						0
Share compensation expense	1,540,580															0							1,540,580							0						0
Fair value of warrants on convertible loans	548,179															0							548,179							0						0
Loss on Warrant downround feature	0															0							74,086							(74,086)						0
Shares to be issued for services	0															0														0						0
Net loss for the year	(14,625,790)															0							0							(14,625,790)						0
Closing Balance at Mar. 31, 2018	20,463,014							$ 0								$ 1,664							56,195,541							(35,776,340)						42,149
Closing Balance (in shares) at Mar. 31, 2018								1								1,664,002
Conversion of Promissory notes								$ 0								$ 264							2,470,358							0						0
Conversion of Promissory notes (in shares)																263,639
Stock option and warrant reclassification (Notes 11 & 12)	1,173,534							0								$ 0							1,173,534							0						0
Share compensation expense	595,412							0								$ 0							595,412							0						0
Share compensation expense (in shares)																0
Net loss for the year	(760,698)							0								$ 0							0							(760,698)						0
Closing Balance at Jun. 30, 2018	23,941,884							$ 0								$ 1,928							60,434,845							(36,537,038)						42,149
Closing Balance (in shares) at Jun. 30, 2018								1								1,927,641
Opening Balance at Mar. 31, 2018	20,463,014							$ 0								$ 1,664							56,195,541							(35,776,340)						42,149
Opening Balance (in shares) at Mar. 31, 2018								1								1,664,002
Conversion of Promissory notes	13,214,092	$ 4,732,853	$ 6,010,617	$ 2,470,622					$ 0	$ 0	$ 0	$ 0				$ 264	$ 683	$ 1,247					2,470,358	$ 4,732,170	$ 6,009,370					0	$ 0	$ 0				0	$ 0	$ 0				$ 4,732,853	$ 6,010,617
Conversion of Promissory notes (in shares)																263,639	683,395	1,247,099																								683,395	1,247,099
Stock option and warrant reclassification (Notes 11 & 12)	1,173,534															$ 0							1,173,534							0						0
Share compensation expense	1,347,399							$ 0								$ 0							1,347,399							0						0
Share compensation expense (in shares)																0
Loss on Warrant downround feature	0							0								$ 0							24,432							(24,432)						0
Fair value of Anti-dilution feature	1,766,495							0								0							1,766,495							0						0
Net loss for the year	(10,556,601)							0								0							0							(10,556,601)						0
Adjustment due to 1:150 share consolidation round-up	0							0								$ 0							0							0						0
Adjustment due to 1:150 share consolidation round-up (in shares)																502
Closing Balance at Mar. 31, 2019	27,407,933							$ 0								$ 3,858							73,719,299							(46,357,373)						42,149
Closing Balance (in shares) at Mar. 31, 2019								1								3,858,637
Opening Balance at Jun. 30, 2018	23,941,884							$ 0								$ 1,928							60,434,845							(36,537,038)						42,149
Opening Balance (in shares) at Jun. 30, 2018								1								1,927,641
Share compensation expense	751,987																						751,987
Net loss for the year	(9,795,903)																													(9,795,903)
Closing Balance at Mar. 31, 2019	27,407,933							$ 0								$ 3,858							73,719,299							(46,357,373)						42,149
Closing Balance (in shares) at Mar. 31, 2019								1								3,858,637
Share compensation expense	287,757							$ 0								$ 0							287,757							0						0
Share compensation expense (in shares)																0
Net loss for the year	(2,120,644)							0								$ 0							0							(2,120,644)						0
Closing Balance at Jun. 30, 2019	$ 25,575,046							$ 0								$ 3,858							$ 74,007,056							$ (48,478,017)						$ 42,149
Closing Balance (in shares) at Jun. 30, 2019								1								3,858,637